Leases - Schedule of Company's Right-of-Use Asset (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)		Dec. 31, 2020 MXN ($)		Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)
Presentation of leases for lessee [abstract]
Balance at beginning of the period			$ 1,382	[1]	$ 1,797
Additions			599		215
Disposals			(112)		(36)
Depreciation	$ (30)	[2]	(596)		(555)	[3]	$ 0
Hyperinflationary economies effect			14		20
Indexation effect			145		15
Effects of changes in foreign exchange rates			(154)		(74)
Balance at end of the period	$ 64	[4]	$ 1,278		$ 1,382	[1]	$ 1,797

[1]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[3]	The Company initially adopted IFRS 16 at January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18
[4]	Convenience translation to U.S. dollars ($) – See Note 2.2.3